Property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	$ 136,285	$ 153,424
Cost	289,531	245,764	$ 240,902	$ 273,912
Accumulated depreciation and impairment	(125,904)	(109,813)	(104,617)	(120,488)
Additions	15,934	9,375
Decommissioning costs - Additions to / review of estimates	6	66
Capitalized borrowing costs	911	755
Write-offs	(336)	(175)
Transfers (5)	620	206
Transfers to assets held for sale	(1)	(135)
Depreciation, amortization and depletion	(8,345)	(7,639)
Impairment recognition (note 19)	(230)
Impairment reversal (note 19)	4	50
Translation adjustment	18,779	(19,976)
Balance at June 30, 2024	163,627	135,951
Land Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	2,485	2,687
Cost	4,503	3,927	3,895	4,634
Accumulated depreciation and impairment	(1,629)	(1,657)	(1,410)	(1,947)
Additions
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Write-offs	(1)	(3)
Transfers (5)	103	(40)
Transfers to assets held for sale
Depreciation, amortization and depletion	(49)	(38)
Impairment recognition (note 19)	(3)
Impairment reversal (note 19)		3
Translation adjustment	339	(339)
Balance at June 30, 2024	2,874	2,270
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	45,807	58,409
Cost	112,058	103,923	96,963	118,173
Accumulated depreciation and impairment	(60,354)	(53,678)	(51,156)	(59,764)
Additions	21	188
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Write-offs	(27)	(14)
Transfers (5)	2,489	1,668
Transfers to assets held for sale	(1)	(21)
Depreciation, amortization and depletion	(2,641)	(2,554)
Impairment recognition (note 19)	(116)
Impairment reversal (note 19)	4	32
Translation adjustment	6,168	(7,463)
Balance at June 30, 2024	51,704	50,245
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	24,384	21,516
Cost	39,137	31,292	30,321	31,467
Accumulated depreciation and impairment	(6,608)	(8,670)	(5,937)	(9,951)
Additions	7,472	6,096
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs	911	755
Write-offs	(290)	(128)
Transfers (5)	(3,438)	(2,459)
Transfers to assets held for sale		(5)
Depreciation, amortization and depletion
Impairment recognition (note 19)	(17)
Impairment reversal (note 19)		2
Translation adjustment	3,507	(3,155)
Balance at June 30, 2024	32,529	22,622
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	35,921	40,432
Cost	78,019	66,123	67,357	74,809
Accumulated depreciation and impairment	(37,957)	(31,731)	(31,436)	(34,377)
Additions	74	32
Decommissioning costs - Additions to / review of estimates	6	66
Capitalized borrowing costs
Write-offs	(4)	(5)
Transfers (5)	1,466	1,054
Transfers to assets held for sale		(109)
Depreciation, amortization and depletion	(2,157)	(1,979)
Impairment recognition (note 19)	(10)
Impairment reversal (note 19)
Translation adjustment	4,766	(5,099)
Balance at June 30, 2024	40,062	34,392
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	27,688	30,380
Cost	55,814	40,499	42,366	44,829
Accumulated depreciation and impairment	(19,356)	(14,077)	$ (14,678)	$ (14,449)
Additions	8,367	3,059
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Write-offs	(14)	(25)
Transfers (5)		(17)
Transfers to assets held for sale
Depreciation, amortization and depletion	(3,498)	(3,068)
Impairment recognition (note 19)	(84)
Impairment reversal (note 19)		13
Translation adjustment	3,999	(3,920)
Balance at June 30, 2024	$ 36,458	$ 26,422